Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

The cost and accumulated depreciation and amortization of property and equipment are as follows:

	As of December 31,
	2016	2017
	(In thousands)
Property and equipment, net
Computer equipment	$2,618	$4,559
Other assets	528	833

Total property and equipment	3,146	5,392
Less: accumulated depreciation	(1,291)	(2,374)

Total property and equipment, net	$1,855	$3,018